CONSOLIDATED BALANCE SHEETS (Parenthetical) - JPY (¥) ¥ in Millions	Sep. 30, 2022	Mar. 31, 2022
Trading account assets, assets pledged that secured parties are permitted to sell or repledge	¥ 7,233,590	¥ 4,639,282
Available-for-sale securities, assets pledged that secured parties are permitted to sell or repledge	1,389,462	1,120,839
Held-to-maturity securities, assets pledged that secured parties are permitted to sell or repledge	1,223,062	1,019,391
Long-term debt, liabilities accounted for at fair value	¥ 2,736,380	¥ 2,756,062
Common stock, par value	¥ 0	¥ 0
Common stock, authorized	4,800,000,000	4,800,000,000
Common stock, issued	2,539,249,894	2,539,249,894
Treasury stock, shares	4,930,963	4,659,024